Corporate Expenses - Schedule of Corporate Expenses (Details) - AUD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Corporate Expenses [Abstract]
Accounting expense	$ 104,235	$ 46,255
Professional Fees	11,226	33,039
Management Fees		19,125
Audit fees	19,321
Entertainment	32,968
Insurance	88,879
Investor Relation	110,316
Public Relation Fee	89,798
Total corporate expenses	$ 456,743	$ 98,419